UNDISCOVERED MANAGERS FUNDS

270 Park Avenue

New York, New York 10017

April 18, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	Undiscovered Managers Funds (the “Trust”) on behalf of the

Undiscovered Managers Behavioral Value Fund and the

JPMorgan Realty Income Fund (the “Funds”)

File Nos. 811-08437 and 333-37711

Ladies and Gentlemen:

On behalf of the Trust, we hereby submit for filing pursuant to Rule 497 under the Securities Act of 1933 and under the Investment Company Act of 1940 exhibits containing interactive data format risk/return summary information for the Funds. These exhibits contain the risk/return summary information in the prospectuses for the Funds dated December 29, 2016, as supplemented. The purpose of this filing is to submit the XBRL information from the Rule 497 filing dated April 10, 2017 for the Funds.

If you have any questions or comments, please contact me at (212) 270-6803.

Sincerely,

/s/ Zachary Vonnegut-Gabovitch
Zachary Vonnegut-Gabovitch
Assistant Secretary

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase